UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	11/30/2015

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.7%
Alabama — 0.2%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%		10/01/44	500	$543,130
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%		10/01/48	500	550,060

					1,093,190

Arizona — 3.5%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	5.500%		01/01/38	2,500	2,674,150
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250%		10/01/28	2,000	2,227,000
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	5.000%		07/01/39	5,000	5,539,450
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000%		09/01/29	2,000	2,078,440
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	5.000%		01/01/39	5,000	5,503,500
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/32	1,910	2,187,351
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/37	3,070	3,429,896

					23,639,787

California — 15.1%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000%		09/01/24	5,500	6,811,970
Anaheim Pub. Fin. Auth. Lease Rev., Sub. Pub. Impvts. Proj., Ser. C, AGM	6.000%		09/01/16	3,525	3,653,768
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset Bk., Ser. B	5.100%		06/01/28	1,250	1,232,963
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000%		11/15/36	1,000	1,120,100
California Hlth. Facs. Fin. Auth. Rev., Stanford Healthcare., Ser. A	5.000%		08/15/54	1,000	1,120,760
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000%		11/15/36	2,000	2,224,880
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250%		08/15/31	1,000	1,163,320
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	1,250	1,330,113
California St., FGIC, GO, TCRS	4.750%		09/01/23	155	156,660
California St., GO	5.000%		03/01/45	3,000	3,426,780
California St., GO	5.250%		11/01/40	1,250	1,456,625
California St., GO, Rfdg.	5.000%		08/01/45	1,500	1,721,610
California St., Infra. & Econ. Dev. Bank, Walt Dis. Fam. Musm.	5.250%		02/01/38	3,000	3,232,410
California St., Univ. Rev., Ser. A	5.000%		11/01/37	1,250	1,429,312
California St., Var. Purp., GO	5.000%		10/01/29	2,000	2,291,360
California St., Var. Purp., GO	5.000%		09/01/41	4,250	4,784,310
California St., Var. Purp., GO	5.000%		10/01/41	1,250	1,409,263
California St., Var. Purp., GO	5.000%		04/01/42	7,000	7,905,520
California St., Var. Purp., GO	5.000%		10/01/44	2,500	2,856,275
California St., Var. Purp., GO	5.250%		04/01/35	1,250	1,448,650
California St., Var. Purp., GO	5.500%		11/01/39	1,000	1,157,900
California St., Var. Purp., GO	6.000%		03/01/33	1,500	1,800,375
California St., Var. Purp., GO	6.000%		04/01/38	3,500	4,077,745
California St., Var. Purp., GO	6.000%		11/01/39	2,000	2,380,860
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000%		11/01/40	2,100	2,301,789
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	3,000	3,538,290
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist. No. 2, Ser. A, CABS, GO, NATL	5.519	%(a)	10/01/21	60	52,769
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%		08/01/40	1,250	1,425,612
Golden St. Tob. Secur. Corp., Rev. Rfdg., Asset-Bkd., Ser. A-1	4.500%		06/01/27	2,070	2,033,713

Golden St. Tob. Secur. Corp., Rev. Rfdg., Enhanced Asset-Bkd., Ser. A, AMBAC, CABS (Converted to 4.600% on 6/1/10)	4.600%		06/01/23	2,000	2,148,660
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	1,140	1,307,614
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%		11/15/19	1,000	1,127,150
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	1,000	1,212,860
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,792,925
Los Angeles Calif. Dept. of Wtr. & Pwr., Sys., Ser. B	5.000%		07/01/34	2,500	2,866,150
M-S-R Energy Auth., Calif., Ser. A	6.500%		11/01/39	2,000	2,697,300
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	6.199	%(a)	08/01/25	2,000	1,356,920
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000%		05/01/33	1,750	1,948,625
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%		11/01/45	1,000	1,164,710
San Diego Cmnty. College Dist., Election 2006, GO	5.000%		08/01/41	1,500	1,723,440
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	5.000%		07/01/43	2,000	2,194,120
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. A, Rfdg., AMT	5.250%		05/01/33	1,000	1,147,210
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. F, Rfdg., AMT	5.000%		05/01/28	1,635	1,858,717
San Francisco City & Cnty. Airports Commission, Ser. A, Rfdg., AMT	5.000%		05/01/44	2,000	2,209,400
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%		01/01/29	1,000	1,128,780
University Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(b)	5.750%		05/15/34	750	868,800
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO (Pre-refunded date 08/01/18)(b)	5.500%		08/01/33	2,000	2,239,640
Walnut Energy Ctr. Auth., Rev., Rfdg.	5.000%		01/01/34	800	917,040

					102,455,763

Colorado — 2.9%
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000%		09/01/34	1,500	1,520,520
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Rev.	4.000%		01/15/45	2,500	2,510,250
Colorado Hlth. Facs. Auth. Rev., Valley View Hosp. Assoc. Proj.	5.000%		05/15/45	1,000	1,093,560
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, NATL	5.000%		11/15/25	10,000	10,411,300
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250%		11/15/22	1,000	1,172,580
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	5.000%		06/01/27	1,500	1,680,345
University Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(b)	5.375%		06/01/32	1,000	1,146,190

					19,534,745

Connecticut — 0.4%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375%		09/01/28	1,000	1,097,790
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%		07/01/41	1,250	1,386,000

					2,483,790

District of Columbia — 3.7%
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(b)	5.750%		10/01/39	5,000	5,756,800
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%		04/01/34	600	670,920
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/43	850	972,213
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/48	725	824,122
Dist. of Columbia, Ser. E, BHAC, GO	5.000%		06/01/28	5,000	5,423,100
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	5.500%		10/01/39	2,000	2,217,300
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%		10/01/31	2,500	2,779,100
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%		10/01/44	1,000	1,101,130

Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.250%	10/01/27	1,000	1,089,050
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. B, AMT	5.000%	10/01/25	3,000	3,391,740
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. C, AMT	5.000%	10/01/27	1,000	1,133,640

				25,359,115

Florida — 9.8%
Bayside Impt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	6.300%	05/01/18	165	165,063
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,673,025
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., High Act-A-1, Ser. A-1	6.000%	06/01/16	1,500	1,541,820
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., Ser. A-1	5.250%	06/01/17	1,000	1,065,070
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,402,838
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,177,650
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000%	05/01/26	1,000	1,119,190
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	569,580
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,169,630
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000%	07/01/23	5,185	5,753,224
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AMT, AGM	5.000%	10/01/23	2,240	2,387,974
Halifax Hosp. Med. Ctr., Rev. Rfdg.	5.000%	06/01/35	1,000	1,085,820
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(c)	5.550%	05/01/36	205	149,816
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000%	11/15/37	2,440	2,811,539
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr. Rdfg., AGM	5.000%	02/01/44	1,500	1,646,775
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AGC, AMT	5.500%	10/01/24	2,665	2,957,217
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000%	10/01/41	2,500	2,693,075
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, AGM, AMT	5.250%	10/01/26	5,000	5,330,250
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250%	10/01/22	5,000	6,067,150
Mid-Bay Bridge Auth. Rev., Ser. A, Rfdg.	5.000%	10/01/40	1,000	1,088,250
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	1,701,855
Orlando Util. Commn. Sys. Rev., Ser. A (Pre-refunded date 04/01/19)(b)	5.250%	10/01/39	5,000	5,680,450
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/22	3,065	3,169,608
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/23	2,350	2,428,138
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000%	12/01/31	500	557,080
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250%	10/01/34	750	809,550
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250%	04/01/39	2,500	2,824,725
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000%	08/15/27	3,750	3,991,837
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000%	11/15/33	3,000	3,374,700

				66,392,899

Georgia — 2.6%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev. (Pre-refunded date 01/01/19)(b)	5.625%	01/01/33	2,000	2,279,080
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000%	01/01/30	3,250	3,928,112
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000%	01/01/30	500	544,860

Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%		01/01/33	750	805,433
Forsyth Cnty. Sch. Dist., Dev., GO	6.750%		07/01/16	135	139,409
Fulton Cnty. Sch. Dist., Rfdg., GO	6.375%		05/01/17	750	809,940
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500%		07/01/41	1,500	1,655,565
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250%		09/01/39	5,000	5,592,200
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000%		04/01/44	1,500	1,625,265

					17,379,864

Guam — 0.1%
Territory of Guam Rev., Ser. D., Rfdg.	5.000%		11/15/39	750	826,643

Hawaii — 0.8%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500%		07/01/40	1,000	1,108,600
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750%		07/01/40	500	561,910
Hawaii St. Airports Sys. Rev., Ser. A, AMT	5.000%		07/01/45	1,000	1,105,780
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500%		07/01/43	2,500	2,877,225

					5,653,515

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B (Pre-refunded date 12/01/18)(b)	6.250%		12/01/33	1,000	1,155,400

Illinois — 10.3%
Chicago Brd. Edu., Dedicated Rev., Ser. F, Rfdg., GO	5.000%		12/01/31	2,500	2,322,825
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	5.250%		01/01/26	6,000	6,024,480
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C	6.500%		01/01/41	1,000	1,203,680
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., AMT	5.000%		01/01/32	2,000	2,158,560
Chicago Rfdg., Rmkt., GO	5.000%		01/01/19	750	783,960
Chicago Rfdg. Proj., Ser. A, AGM, GO	5.000%		01/01/29	5,000	5,232,650
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250%		12/01/40	1,000	1,070,530
Chicago Waterworks Rev., Second Lien, Rdfg.	5.000%		11/01/32	1,295	1,379,809
Illinois Fin. Auth. Rev., Advocate Healthcare, Unrefunded, Ser. B, Rfdg.	5.375%		04/01/44	1,060	1,155,856
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250%		11/01/39	2,000	2,211,180
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500%		11/01/39	1,500	1,713,990
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%		08/15/39	1,000	1,152,700
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%		05/01/28	1,500	1,720,365
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B (Pre-refunded date 07/01/18)(b)	6.250%		07/01/38	5,000	5,671,200
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B, Rfdg. (Pre-refunded 04/01/19)(b)	5.375%		04/01/44	940	1,071,431
Illinois Fin. Auth. Student Hsg. Rev., Advancement Fund, Ser. B, Rfdg.	5.000%		05/01/30	4,000	4,046,480
Illinois St., GO	5.000%		05/01/39	1,000	1,033,970
Illinois St., GO	5.250%		02/01/29	2,000	2,162,520
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000%		06/15/20	2,000	2,293,440
Illinois St. Sales Tax Rev., Rfdg., GO, AGM	5.000%		01/01/23	3,000	3,235,020
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%		01/01/38	3,125	3,472,750
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.000%		01/01/40	4,000	4,522,240
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.500%		01/01/33	2,000	2,165,400
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000%		01/01/39	2,000	2,238,320
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	5.908	%(a)	12/15/34	10,000	4,333,500
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	5.925	%(a)	06/15/37	7,500	2,821,650

Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000%		06/01/28	1,250	1,484,875
Springfield Elec. Rev., Sr. Lien, Rdfg.	4.000%		03/01/40	1,000	1,002,250

					69,685,631

Indiana — 0.5%
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%		09/01/34	500	557,070
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%		09/01/40	750	816,300
Indiana St. Fin. Auth. Var. Duke Energy Indl., Ser. B	6.000%		08/01/39	1,000	1,145,490
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	5.750%		01/01/38	1,000	1,132,550

					3,651,410

Kansas — 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%		11/15/38	1,000	1,145,720

Kentucky — 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%		06/01/40	3,500	4,003,580
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250%		06/01/39	500	562,470
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Ser. B	5.625%		09/01/39	540	587,725

					5,153,775

Louisiana — 1.4%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	5.375%		04/01/31	1,000	1,106,150
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries (Pre-refunded date 07/01/19)(b)	6.750%		07/01/39	1,000	1,193,830
Louisiana Pub. Facs. Auth. Hosp. Rev., Ser. A, Rfdg.	5.000%		07/01/39	2,000	2,233,840
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, AGC	6.750%		06/01/26	2,000	2,262,240
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000%		06/15/34	1,250	1,439,163
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000	%(d)	12/01/40	1,500	1,598,250

					9,833,473

Maryland — 0.4%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%		07/01/40	2,000	2,230,640
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%		07/01/41	400	462,620

					2,693,260

Massachusetts — 3.9%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500%		07/01/27	1,325	1,728,926
Massachusetts Bay Trans. Auth. Rev., Unrefunded Assmt., Ser. A, Rfdg.	5.250%		07/01/34	1,425	1,569,025
Massachusetts Bay Trans. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 07/01/18)(b)	5.250%		07/01/34	575	638,325
Massachusetts Edl. Fin. Auth. Rev., Ser. B, AMT	5.500%		01/01/23	520	557,825
Massachusetts St. Cons. Ln., Ser. C, GO, AGM (Pre-refunded date 08/01/17)(b)	5.000%		08/01/19	2,000	2,138,600
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375%		07/01/41	5,000	5,658,500
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	5.500%		11/15/36	3,500	3,967,460

Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500%	02/15/28	3,000	3,869,040
Massachusetts St. Port Auth., Ser. A, AMT	5.000%	07/01/42	1,000	1,107,980
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	5,000	5,225,800

				26,461,481

Michigan — 1.1%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375%	10/15/41	750	860,033
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare (Pre-refunded dated 05/15/18)(b)	5.750%	05/15/38	1,000	1,116,250
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg. (Pre-refunded date 08/01/19)(b)	6.000%	08/01/39	2,000	2,348,420
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000%	12/01/18	1,500	1,632,645
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000%	12/01/28	1,500	1,660,905

				7,618,253

Missouri — 0.6%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., BJC Hlth. Sys.	5.000%	01/01/44	3,500	3,929,730

Nevada — 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125%	07/01/34	3,000	3,344,790

New Jersey — 4.8%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Group	5.750%	02/15/42	1,500	1,696,965
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, Rfdg., NATL	6.800%	03/01/21	2,615	3,148,591
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000%	07/01/44	2,500	2,766,200
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	6.000%	07/01/41	500	590,695
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500%	07/01/43	1,000	1,150,890
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500%	07/01/38	2,000	2,241,780
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000%	07/01/29	1,000	1,141,860
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS	5.150%	01/01/35	3,000	3,119,820
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000%	01/01/43	3,000	3,314,550
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500%	12/15/23	3,000	3,365,190
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875%	12/15/38	3,000	3,249,810
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500%	06/15/31	1,000	1,069,780
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.500%	06/01/23	2,990	3,033,714
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.625%	06/01/26	3,000	2,954,640

				32,844,485

New York — 7.8%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	6.375%	07/15/43	750	854,805
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A (Pre-refunded date 05/01/19)(b)	6.000%	05/01/33	1,000	1,170,370
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC	5.500%	05/01/33	2,000	2,279,340
Metropolitan Trans. Auth. Rev., Ser. 2008C	6.500%	11/15/28	2,500	2,893,450
Metropolitan Trans. Auth. Rev., Ser. D	5.250%	11/15/40	2,000	2,283,420

Monroe Cnty. Indl. Dev. Corp. Rev., Univ. of Rochester, Ser A, Rfdg.	4.000%		07/01/39	1,000	1,033,800
New York City, Ser. E, GO	5.000%		08/01/17	6,000	6,423,720
New York City, Ser. I-1, GO	5.250%		04/01/28	2,000	2,242,320
New York City Indl. Dev. Agcy. Spl. Facs. Rev., Terminal One Group Assn. Proj., AMT	5.500	%(d)	01/01/24	1,500	1,506,150
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	5.750%		06/15/40	1,000	1,113,590
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250%		01/15/39	1,500	1,661,565
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%		07/15/37	3,000	3,508,200
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Sec’d. Sub., Ser. D-1	5.000%		11/01/38	3,000	3,362,880
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750%		11/15/51	1,750	2,019,027
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000%		07/01/21	1,685	1,923,731
New York St. Dorm. Auth. Rev., New School, Ser. A, Rfdg.	5.000%		07/01/45	1,000	1,121,230
New York St. Dorm. Auth. Rev., NYU Hosp. Ctr., Rfdg.	5.000%		07/01/34	3,000	3,364,230
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%		07/01/20	2,100	2,431,590
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%		07/01/21	2,000	2,354,680
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B, ETM	5.500%		10/15/23	3,750	4,642,800
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%		12/01/20	500	566,615
Troy Cap. Resource Corp. Rev., Rensselaer Polytechnic Instit. Rfdg.	4.000%		08/01/35	1,000	1,010,760
Utility Debt Sec. Auth. Rev., Ser. TE	5.000%		12/15/41	2,585	2,965,874

					52,734,147

North Carolina — 1.1%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC, ETM	6.000%		01/01/18	1,000	1,105,380
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM	6.400%		01/01/21	790	896,002
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM	6.500%		01/01/18	2,635	2,939,843
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, NATL, Unrefunded Bal.	6.500%		01/01/18	1,005	1,121,268
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(b)	6.000%		01/01/26	650	819,520
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC, ETM	6.000%		01/01/19	355	383,933

					7,265,946

North Dakota — 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875%		07/01/26	1,000	1,092,310

Ohio — 3.7%
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.125%		06/01/24	3,690	3,296,019
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.875%		06/01/30	3,500	3,115,070
Franklin Cnty. Hosp. Facs. Rev.	4.125%		05/15/45	2,000	2,022,640
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000%		11/01/45	2,000	2,032,760

Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000%		11/15/41	2,000	2,208,700
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/20	400	456,972
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/42	1,250	1,351,725
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250%		12/01/34	400	468,368
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	6.048	%(a)	12/01/19	1,720	1,624,523
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%		11/15/41	750	895,845
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%		11/15/37	875	1,076,337
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250%		08/01/41	800	867,112
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500%		10/01/20	620	697,469
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%		01/01/42	2,000	2,205,240
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	5.000%		12/01/29	2,150	2,451,623

					24,770,403

Oklahoma — 0.6%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%		02/15/42	1,500	1,631,475
Stillwater OK Util. Auth. Rev., Ser. A	5.000%		10/01/39	1,865	2,132,329

					3,763,804

Oregon — 0.6%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(b)	5.000%		11/15/33	3,500	3,960,425

Pennsylvania — 3.0%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375%		12/01/41	2,700	3,043,548
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%		06/01/41	2,000	2,198,140
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%		06/01/44	3,000	3,319,170
Lehigh Cnty. Gen. Hosp. Rev., Lehigh Valley Hlth. Network	4.250%		07/01/45	1,000	1,006,240
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	4.625%		12/01/18	2,500	2,507,375
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	5.000%		12/01/15	3,000	3,000,330
Pennsylvania Higher Edl. Fac. Auth. Rev., Thomas Jefferson Univ., Ser. A, Rfdg.	5.000%		09/01/45	2,500	2,748,425
Pennsylvania Tpke. Comm. Rev., Ser. A	5.000%		12/01/38	1,000	1,115,800
Pennsylvania Tpke. Comm. Rev., Ser. A-1, Rfdg.	5.000%		12/01/40	1,500	1,680,555

					20,619,583

Puerto Rico — 1.1%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750%		07/01/37	1,260	870,131
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000%		07/01/47	1,050	732,564
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, Rfdg., GO	5.500%		07/01/39	2,000	1,270,120
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, LIBOR	0.918	%(d)	07/01/31	5,000	3,075,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	2,885	1,240,752
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250%		08/01/40	750	464,145

					7,652,712

Rhode Island — 0.4%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC	7.000%		05/15/39	2,000	2,319,420
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%		06/01/40	400	412,516

					2,731,936

South Carolina — 1.4%
South Carolina Prt. Auth. Rev, AMT	4.000%		07/01/45	1,000	994,880
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125%		12/01/43	2,000	2,212,240
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.750%		12/01/43	3,000	3,564,300
South Carolina Pub. Svc. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(b)	5.500%		01/01/38	200	227,412
South Carolina Pub. Svc. Auth. Rev., Unrefunded, Ser. A, Rfdg.	5.500%		01/01/38	2,300	2,558,704

					9,557,536

South Dakota — 0.6%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%		06/01/27	1,000	1,124,250
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%		07/01/42	1,600	1,730,896
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Sanford Oblig. Grp., Ser. B	5.000%		11/01/44	1,350	1,472,607

					4,327,753

Tennessee — 0.8%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250%		01/01/45	1,500	1,659,465
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	5.010	%(a)	01/01/35	1,000	389,360
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750%		07/01/25	1,000	1,135,340
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,150,090
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,000	1,160,990

					5,495,245

Texas — 8.4%
Austin Elec. Util. Sys. Rev., Ser. A, Rfdg., AMBAC (Pre-refunded date 11/15/16)(b)	5.000%		11/15/22	4,610	4,812,287
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%		11/15/29	2,000	2,274,700
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(e)	5.400%		10/01/29	1,000	60,000
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., Rfdg., AMT(e)	5.400%		05/01/29	1,500	90,000
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%		01/01/41	1,000	1,141,520
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%		01/01/45	1,000	1,083,080
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,183,880
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000%		08/15/39	1,000	1,126,910
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000%		11/01/35	5,000	5,550,450
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,179,020
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500%		10/01/39	1,500	1,698,090
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000%		12/01/45	1,500	1,509,450
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%		11/01/36	3,000	3,497,190
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500%		07/01/39	1,000	1,099,880
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/25	575	649,348
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/32	1,000	1,099,870

Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%		07/01/32	2,000	2,246,280
Houston Util. Sys. Rev., Comb., 1st Lien, Ser. A, Rfdg., AGC	5.250%		11/15/33	1,510	1,693,329
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250%		05/15/28	2,000	2,201,260
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	6.000%		01/01/38	1,000	1,179,770
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%		01/01/39	1,500	1,695,615
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg. (Pre-refunded date 01/01/18)(b)	5.750%		01/01/38	2,500	2,748,900
North Tex. Twy. Auth. Rev., Ser. B, Rfdg.	5.000%		01/01/45	2,000	2,241,640
North Tex. Twy. Auth. Rev., Spl. Projs., Ser. A	5.500%		09/01/41	1,000	1,178,550
North Tex. Twy. Auth. Rev., Sys. First Tier, Ser. A, Rfdg. (Pre-refunded 01/01/18)(b)	5.750%		01/01/40	690	758,696
North Tex. Twy. Auth. Rev., Unrefunded Sys. First Tier, Ser. A, Rfdg	5.750%		01/01/40	810	876,768
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg.(e)	6.150%		08/01/22	1,000	60,000
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625%		12/15/17	1,150	1,212,376
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	0.926	%(d)	12/15/26	1,500	1,377,645
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000%		06/30/40	2,500	2,999,125
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750%		06/30/43	500	607,160
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000%		12/31/38	1,500	1,859,880
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250%		12/01/23	2,500	2,839,775

					56,832,444

Utah — 0.8%
Intermountain Pwr Agcy., Utah Pwr., Supply Rev., Ser. A, Rfdg., AMBAC, ETM	5.000%		07/01/17	5,000	5,336,050

Virginia — 0.7%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%		05/15/40	2,000	2,219,600
Richmond Met. Auth. Expy. Rev., Rfdg., FGIC, NATL, ETM	5.250%		07/15/17	1,670	1,750,294
Richmond Met. Auth. Expy. Rev., Rfdg., Unrefunded Bal., FGIC, NATL	5.250%		07/15/17	950	987,078

					4,956,972

Washington — 3.3%
Port of Seattle Rev., Intermediate Lien, Rfdg., XLCA	5.000%		02/01/28	3,000	3,021,780
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000%		09/01/26	1,115	1,273,508
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000%		02/01/24	2,500	2,861,450
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev.	5.750%		12/01/35	625	696,912
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000%		12/01/37	1,000	1,051,120
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000%		07/01/38	2,690	2,941,004
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500%		07/01/30	1,115	1,260,608
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Ser. A, FGIC (Pre-refunded date 10/01/16)(b)	5.000%		10/01/36	85	88,249
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%		10/01/39	3,500	3,813,705
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital (Pre-refunded date 10/01/19)(b)	5.625%		10/01/38	1,250	1,458,025
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%		10/01/42	2,000	2,189,820
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(b)	6.250%		11/15/41	1,500	1,875,645

					22,531,826

Wisconsin — 0.3%
Wisconsin St. Gen. Rev., St. Approp., Ser. A	5.750%	05/01/33	2,000	2,284,460

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	565,415

TOTAL INVESTMENTS — 98.7% (cost $617,951,713)(f)				668,815,686
Other assets in excess of liabilities — 1.3%				8,611,308

NET ASSETS — 100.0%				$677,426,994

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CABS	Capital Appreciation Bonds
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
PSFG	Permanent School Fund Guaranty
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents zero coupon bond. Rate quoted represents effective yield at November 30, 2015.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Represents issuer in default on interest payments and/or principal repayment, the security is income producing.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2015.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$616,242,976

Appreciation	59,889,080
Depreciation	(7,316,370)

Net Unrealized Appreciation	$52,572,710

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$1,093,190	$—
Arizona	—	23,639,787	—
California	—	102,455,763	—
Colorado	—	19,534,745	—
Connecticut	—	2,483,790	—
District of Columbia	—	25,359,115	—
Florida	—	66,392,899	—
Georgia	—	17,379,864	—
Guam	—	826,643	—
Hawaii	—	5,653,515	—
Idaho	—	1,155,400	—
Illinois	—	69,685,631	—
Indiana	—	3,651,410	—
Kansas	—	1,145,720	—
Kentucky	—	5,153,775	—
Louisiana	—	9,833,473	—
Maryland	—	2,693,260	—
Massachusetts	—	26,461,481	—
Michigan	—	7,618,253	—
Missouri	—	3,929,730	—
Nevada	—	3,344,790	—
New Jersey	—	32,844,485	—
New York	—	52,734,147	—
North Carolina	—	7,265,946	—
North Dakota	—	1,092,310	—
Ohio	—	24,770,403	—
Oklahoma	—	3,763,804	—
Oregon	—	3,960,425	—
Pennsylvania	—	20,619,583	—
Puerto Rico	—	7,652,712	—
Rhode Island	—	2,731,936	—
South Carolina	—	9,557,536	—
South Dakota	—	4,327,753	—
Tennessee	—	5,495,245	—
Texas	—	56,832,444	—
Utah	—	5,336,050	—
Virginia	—	4,956,972	—
Washington	—	22,531,826	—
Wisconsin	—	2,284,460	—
Wyoming	—	565,415	—

Total	$—	$668,815,686	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       January 20, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       January 20, 2016

*	Print the name and title of each signing officer under his or her signature.